Cover Page	Jul. 16, 2026
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Jul. 16, 2026
Entity Registrant Name	Baker Hughes Company
Entity Incorporation, State or Country Code	DE
Entity File Number	1-38143
Entity Tax Identification Number	81-4403168
Entity Address, Address Line One	575 N. Dairy Ashford Rd.,
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77079-1121
City Area Code	713
Local Phone Number	439-8600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	BKR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 (this “Amendment”) amends the Original 8-K to include (i) the financial statements of Chart required by Item 9.01(a) and (ii) the pro forma financial information of the Company required by Item 9.01(b). The Company previously indicated in the Original 8-K that such financial statements and pro forma information would be provided no later than 71 days from the date on which the Original 8-K was required to be filed.
Entity Central Index Key	0001701605
Amendment Flag	true
3.226 Senior Notes due 2030 of Baker Hughes Holdings LLC and Baker Hughes Co-Obligor, Inc.
Entity Information [Line Items]
Title of 12(b) Security	3.226% Senior Notes due 2030 of Baker Hughes Holdings LLC and Baker Hughes Co-Obligor, Inc.
Trading Symbol	BKR30
Security Exchange Name	NASDAQ
3.812 Senior Notes due 2034 of Baker Hughes Holdings LLC and Baker Hughes Co-Obligor, Inc.
Entity Information [Line Items]
Title of 12(b) Security	3.812% Senior Notes due 2034 of Baker Hughes Holdings LLC and Baker Hughes Co-Obligor, Inc.
Trading Symbol	BKR34
Security Exchange Name	NASDAQ
4.193 Senior Note due 2038 of Baker Hughes Holdings LLC and Baker Hughes Co-Obligor, Inc.
Entity Information [Line Items]
Title of 12(b) Security	4.193% Senior Notes due 2038 of Baker Hughes Holdings LLC and Baker Hughes Co-Obligor, Inc.
Trading Symbol	BKR38
Security Exchange Name	NASDAQ
5.125 Senior Notes due 2040 of Baker Hughes Holdings LLC and Baker Hughes Co-Obligor, Inc.
Entity Information [Line Items]
Title of 12(b) Security	5.125% Senior Notes due 2040 of Baker Hughes Holdings LLC and Baker Hughes Co-Obligor, Inc.
Trading Symbol	BKR40
Security Exchange Name	NASDAQ
4.737 Senior Notes due 2046 of Baker Hughes Holdings LLC and Baker Hughes Co-Obligor, Inc.
Entity Information [Line Items]
Title of 12(b) Security	4.737% Senior Notes due 2046 of Baker Hughes Holdings LLC and Baker Hughes Co-Obligor, Inc.
Trading Symbol	BKR46
Security Exchange Name	NASDAQ